July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index 2030 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
BlackRock LifePath® ESG Index 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 49.6%
iShares Developed Real Estate Index Fund, Class K	36,406	$ 328,750
iShares ESG Aware MSCI EAFE ETF(b)	13,813	1,446,221
iShares ESG Aware MSCI EM ETF	15,564	801,857
iShares ESG Aware MSCI USA ETF(b)	25,825	4,226,261
iShares ESG Aware MSCI USA Small-Cap ETF(b)	8,672	465,860
iShares MSCI Canada ETF	3,454	205,133
iShares MSCI EAFE Small-Cap ETF(b)	2,896	242,974
iShares MSCI Emerging Markets Small-Cap ETF	1,702	118,664
		7,835,720
Fixed-Income Funds — 50.2%
iShares ESG Aware U.S. Aggregate Bond ETF	145,003	6,764,390
iShares TIPS Bond ETF	10,872	1,170,154
		7,934,544
Security	Shares	Value

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)	1,182,111	$ 1,182,465
Total Investments — 107.3% (Cost: $14,580,500)		16,952,729
Liabilities in Excess of Other Assets — (7.3)%		(1,153,857)
Net Assets — 100.0%		$ 15,798,872

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,453,673	$ —	$ (1,269,891)(a)	$ (1,364)	$ 47	$ 1,182,465	1,182,111	$ 5,316 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	33,814	—	(33,814)(a)	—	—	—	—	1,130	—
iShares Developed Real Estate Index Fund, Class K	369,839	66,440	(136,358)	4,923	23,906	328,750	36,406	15,185	7,744
iShares ESG Aware MSCI EAFE ETF	1,597,499	291,012	(621,270)	45,198	133,782	1,446,221	13,813	56,925	—
iShares ESG Aware MSCI EM ETF	767,551	182,274	(277,562)	29,279	100,315	801,857	15,564	18,981	—
iShares ESG Aware MSCI USA ETF	4,276,888	730,328	(1,198,468)	78,832	338,681	4,226,261	25,825	33,032	—
iShares ESG Aware MSCI USA Small-Cap ETF	525,078	55,315	(206,655)	25,262	66,860	465,860	8,672	3,797	—
iShares ESG Aware U.S. Aggregate Bond ETF	6,424,080	1,771,085	(1,201,948)	(23,096)	(205,731)	6,764,390	145,003	201,749	—
iShares MSCI Canada ETF	209,962	23,766	(63,903)	6,814	28,494	205,133	3,454	3,045	—
iShares MSCI EAFE Small-Cap ETF	262,543	36,266	(82,136)	4,543	21,758	242,974	2,896	8,990	—
iShares MSCI Emerging Markets Small-Cap ETF	120,382	14,596	(17,986)	346	1,326	118,664	1,702	3,700	—
iShares TIPS Bond ETF	1,117,698	267,866	(172,620)	(3,811)	(38,979)	1,170,154	10,872	43,194	—
				$ 166,926	$ 470,459	$ 16,952,729		$ 395,044	$ 7,744

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
2

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock LifePath® ESG Index 2030 Fund

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 7,835,720	$ —	$ —	$ 7,835,720
Fixed-Income Funds	7,934,544	—	—	7,934,544
Money Market Funds	1,182,465	—	—	1,182,465
	$16,952,729	$—	$—	$16,952,729

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Schedule of Investments
3

July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index 2070 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
BlackRock LifePath® ESG Index 2070 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 99.5%
iShares Developed Real Estate Index Fund, Class K	15,308	$ 138,229
iShares ESG Aware MSCI EAFE ETF(b)	6,254	654,794
iShares ESG Aware MSCI EM ETF	6,918	356,415
iShares ESG Aware MSCI USA ETF	10,570	1,729,780
iShares ESG Aware MSCI USA Small-Cap ETF(b)	3,486	187,268
iShares MSCI Canada ETF(b)	1,577	93,658
iShares MSCI EAFE Small-Cap ETF	1,312	110,077
iShares MSCI Emerging Markets Small-Cap ETF	712	49,641
		3,319,862
Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF	718	33,495
Money Market Funds — 28.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)	950,665	950,950
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)	6,932	6,932
		957,882
Total Investments — 129.2% (Cost: $3,681,692)		4,311,239
Liabilities in Excess of Other Assets — (29.2)%		(973,800)
Net Assets — 100.0%		$ 3,337,439

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 885,765	$ 65,071 (a)	$ —	$ 59	$ 55	$ 950,950	950,665	$ 1,175 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	5,059	1,873 (a)	—	—	—	6,932	6,932	7,920	—
iShares Developed Real Estate Index Fund, Class K	104,745	34,286	(9,918)	(812)	9,928	138,229	15,308	4,748	2,260
iShares ESG Aware MSCI EAFE ETF	508,436	173,256	(90,788)	3,155	60,735	654,794	6,254	19,963	—
iShares ESG Aware MSCI EM ETF	242,086	108,405	(38,644)	3,503	41,065	356,415	6,918	6,518	—
iShares ESG Aware MSCI USA ETF	1,291,969	389,180	(96,532)	(750)	145,913	1,729,780	10,570	11,220	—
iShares ESG Aware MSCI USA Small-Cap ETF	154,541	33,971	(31,441)	2,607	27,590	187,268	3,486	1,248	—
iShares ESG Aware U.S. Aggregate Bond ETF	25,150	9,892	(575)	(9)	(963)	33,495	718	840	—
iShares MSCI Canada ETF	64,795	19,633	(2,669)	75	11,824	93,658	1,577	1,013	—
iShares MSCI EAFE Small-Cap ETF	82,993	27,410	(9,344)	397	8,621	110,077	1,312	3,105	—
iShares MSCI Emerging Markets Small-Cap ETF	37,438	14,460	(2,551)	134	160	49,641	712	1,228	—
				$ 8,359	$ 304,928	$ 4,311,239		$ 58,978	$ 2,260

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Schedule of Investments
2

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock LifePath® ESG Index 2070 Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,319,862	$ —	$ —	$ 3,319,862
Fixed-Income Funds	33,495	—	—	33,495
Money Market Funds	957,882	—	—	957,882
	$4,311,239	$—	$—	$4,311,239

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
3